Summary of Significant Accounting Policies (Detail) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Significant Accounting Policies [Line Items]
Maturity period of short term investments, description				The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.
Weighted average number of common shares outstanding	35,000,000		35,000,000	35,000,000
Federal depository insurance coverage	$ 250,000		$ 250,000	$ 250,000
Cash	50,000			50,000
Deferred tax assets	2,099,000		$ 61,973	137,000
Full valuation allowance	$ 2,099,000			$ 137,000
Income tax expenses		$ 392,000
Effective tax rate	0.00%	7.00%
Weighted average share price (in Dollars per share)	$ 14
Private Placement Warrants [Member]
Significant Accounting Policies [Line Items]
Proposed public offering number of shares (in Shares)	17,905,000			17,905,000
Initial Public Offering [Member]
Significant Accounting Policies [Line Items]
Offering costs	$ 19,806,442			$ 19,806,442
Offering cost stockholders equity amount	18,818,200			18,818,200
Offering cost expenses	$ 988,242			$ 988,242
Non Redeemable Common Stock [Member]
Significant Accounting Policies [Line Items]
Non redeemable common stock (in Shares)	810,000	810,000	810,000	810,000